Subordinated liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of subordinated liabilities [Abstract]
Subordinated liabilities
Note 39: Subordinated liabilities
The movement in subordinated liabilities during the year was as follows:

	Preference shares £m	Preferred securities £m	Undated £m	Dated £m	Total £m
At 1 January 2022	488	1,661	174	10,785	13,108
Issued during the year[1]:
7.953% Fixed Rate Reset Dated Subordinated notes 2033 (US$1,000 million)	–	–	–	838	838
	–	–	–	838	838
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	–	(1,399)	–	–	(1,399)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	–	(221)	–	–	(221)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	–	(22)	–	–	(22)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	–	(12)	–	–	(12)
12% Perpetual Subordinated Bonds (£100 million)	–	–	(22)	–	(22)
5.75% Undated Subordinated Step-up Notes (£600 million)	–	–	(4)	–	(4)
7.625% Dated Subordinated Notes 2025 (£750 million)	–	–	–	(502)	(502)
	–	(1,654)	(26)	(502)	(2,182)
Foreign exchange movements	8	(6)	–	699	701
Other movements (cash and non-cash)[2]	(26)	(1)	2	(1,710)	(1,735)
At 31 December 2022	470	–	150	10,110	10,730
Issued during the year[1]:
6.625% Fixed Rate Reset Dated Subordinated Notes 2033 (£750 million)	–	–	–	747	747
5.25% Fixed Rate Reset Dated Subordinated Notes 2033 (S$500 million)	–	–	–	288	288
Fixed-to-Floating Rate Dated Subordinated Notes 2033 (A$750 million)	–	–	–	382	382
	–	–	–	1,417	1,417
Repurchases and redemptions during the year[1]:
9.625% Subordinated Bonds 2023 (£300 million)	–	–	–	(92)	(92)
7.07% Subordinated Fixed Rate Notes 2023 (€175 million)	–	–	–	(155)	(155)
5.5% Dated Subordinated Notes 2023 (£850 million)	–	–	–	(850)	(850)
Dated Subordinated Fixed Rate Reset Notes 2028 (€750 million)	–	–	–	(643)	(643)
8.75% Perpetual Subordinated Bonds (£100 million)	–	–	(5)	–	(5)
7.375% Subordinated Undated Instruments (£150 million)	–	–	–	–	–
8% Undated Subordinated Step-up Notes 2023 (£200 million)	–	–	–	–	–
	–	–	(5)	(1,740)	(1,745)
Foreign exchange movements	(2)	–	–	(379)	(381)
Other movements (cash and non-cash)[2]	(2)	–	(1)	235	232
At 31 December 2023	466	–	144	9,643	10,253
1    Issuances in the year generated cash inflows of £1,417 million (2022: £838 million); the repurchases and redemptions resulted in cash outflows of £1,745 million (2022: £2,216 million).
2    Other movements include hedge accounting movements and cash payments in respect of interest on subordinated liabilities in the year amounting to £623 million (2022: £603 million) offset by the interest expense in respect of subordinated liabilities of £712 million (2022: £681 million).
Note 39: Subordinated liabilities continued
Certain of the above securities were issued or redeemed under exchange offers, which did not result in an extinguishment of the original financial liability for accounting purposes.
These securities will, in the event of the winding-up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination of specific subordinated liabilities is determined in respect of the issuer and any guarantors of that liability. The claims of holders of preference shares and preferred securities are generally junior to those of the holders of undated subordinated liabilities, which in turn are junior to the claims of holders of the dated subordinated liabilities. The Group has not had any defaults of principal or interest or other breaches with respect to its subordinated liabilities during 2023 (2022: none).
Preference shares
The Company has in issue various classes of preference shares which are all classified as liabilities under accounting standards.

				2023		2022
	2023 Number of shares	2022 Number of shares	2021 Number of shares	£m	% of share capital	£m	% of share capital	2021 £m
6% Non-cumulative Redeemable Preference shares of GBP0.25	400	400	400	–	–	–	–	–
6.475% Non-cumulative Preference shares of GBP0.25	47,273,816	47,273,816	47,273,816	12	0.07	12	0.07	12
9.25% Non-cumulative Irredeemable Preference shares of GBP0.25	252,510,147	252,510,147	252,510,147	63	0.40	63	0.37	63
9.75% Non-cumulative Irredeemable Preference shares of GBP0.25	43,630,285	43,630,285	43,630,285	11	0.07	11	0.06	11
6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	48,990	48,990	48,990	–	–	–	–	–
6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25	37,627	37,627	37,627	–	–	–	–	–